Income tax expense - Summary of major components of income tax expense (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Major components of tax expense (income) [abstract]
Taxes payable (receivable) during period	$ 44	$ 160	$ 41
Adjustment in respect to prior years	(112)
Change in deferred tax asset/liability
Income tax expense	$ (99)	$ 160	$ 41